NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTEREST

16. NON-CONTROLLING INTEREST

The Company’s non-controlling interest consists of the following:

	As of December 31,
	2021	2020
DSY Wellness:
Paid-in capital	$97	$-
Accumulated deficit	(436)	-
Accumulated other comprehensive income	3	-
	(336)	-
ASL	-	-
Total	$(336)	$-

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)